Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

As of December 31, 2012 and 2011, property, plant and equipment consisted of the following:

	2012	2011
Land and improvements	$54,775	$53,147
Buildings and improvements	2,257,002	1,975,839
Machinery and equipment	3,470,972	3,060,132
Machinery, equipment and rental equipment under capitalized leases	36,316	36,450
Construction in progress	256,401	275,006
	6,075,466	5,400,574
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	$2,940,603	$2,629,701

	2012	2011
Land and improvements	$54,775	$53,147
Buildings and improvements	2,257,002	1,975,839
Machinery and equipment	3,470,972	3,060,132
Machinery, equipment and rental equipment under capitalized leases	36,316	36,450
Construction in progress	256,401	275,006
	6,075,466	5,400,574
Accumulated depreciation	(3,134,863)	(2,770,873)
Property, plant and equipment, net	$2,940,603	$2,629,701

Depreciation expense for property, plant and equipment amounted to $515,455, $479,438 and $432,930 for the years ended December 31, 2012, 2011, and 2010, respectively.

Included in machinery and equipment as of December 31, 2012 and 2011 were $532,088 and $451,299, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $19,027 and $16,947 at December 31, 2012 and 2011, respectively.